Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for our Chief Executive Officer (the “PEO”) for each corresponding year, as reported in the “Total” column of the Summary Compensation Table. The name of the PEO of the Company reflected in these columns for each of the applicable fiscal years is Bryan P. Donohoe. The dollar amounts reported in this column represent the average of the total amounts reported for our non-PEO named executive officers (the “Other NEOs”) for each corresponding year in the “Total” column of the Summary Compensation Table. For each of the applicable fiscal years, our Other NEOs were Tae-Sik Yoon and Anton S. Feingold.
Peer Group Issuers, Footnote	Total shareholder return for our peer group is the FTSE NAREIT All Mortgage Capped Index (the “Peer Group”), which we also use for purposes of the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the year ended December 31, 2024. We replaced the Bloomberg Mortgage REIT Index (old peer group) for 2024, following its discontinuation, with the FTSE NAREIT All Mortgage Capped Index, which we believe is representative of companies similar to ours. The information disclosed for the years 2024, 2023, 2022, 2021 and 2020 reflects the total shareholder return for our new Peer Group. Under Item 402 of Regulation S-K, we are also required to disclose the total shareholder return of our old peer group as filed in our definitive proxy statement filed with the SEC on April 4, 2024.

	Total Shareholder Return	Old Peer Group Total Shareholder Return (Bloomberg Mortgage REIT Index)	New Peer Group Total Shareholder Return (FTSE NAREIT All Mortgage Capped Index)
Year	($)	($)	($)
2024	70.69	N/A	45.31
2023	107.35	79.21	51.23
2022	92.97	69.20	50.39
2021	116.63	91.50	77.73
2020	86.85	77.80	72.33

PEO Total Compensation Amount	$ 287,550	$ 637,200	$ 686,080	$ 760,200	$ 629,625
PEO Actually Paid Compensation Amount	$ (123,868)	795,446	425,295	996,739	880,553
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. The following adjustments in the table below were made to the amounts reported for Mr. Donohoe in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in each calculation was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Donohoe during the applicable year.

	2020	2021	2022	2023	2024
Description	($)	($)	($)	($)	($)
Reported Summary Compensation Total for PEO	629,625	760,200	686,080	637,200	287,550
Change in Pension Value Deduction for PEO(a)	—	—	—	—	—
Pension Service Cost Addition for PEO(a)	—	—	—	—	—
Prior Pension Service Cost Addition for PEO(a)	—	—	—	—	—
Reported Stock Awards Deduction for PEO(b)	(629,625)	(760,200)	(686,080)	(637,200)	(287,550)
Equity Award Adjustments for PEO(c)	880,553	996,739	425,295	795,446	(123,868)
Compensation Actually Paid to PEO	880,553	996,739	425,295	795,446	(123,868)
____________________________________

(a)    The Company has no pension plans.
(b)     Total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. Mr. Donohoe did not receive option awards in the years shown.
	(c) For each covered year, the amounts added or deducted in calculated equity award adjustments include:
Non-PEO NEO Average Total Compensation Amount	$ 435,626	507,232	527,606	521,349	619,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 274,403	575,017	429,903	661,164	485,604
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” has been calculated in accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K and does not reflect compensation actually earned, realized or received. When calculating the “average compensation actually paid for the Other NEOs, the following adjustments in the table below were made to the amounts reported in the Summary Compensation Table. In calculating “Compensation Actually Paid”, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by or paid to our Other NEOs as a group during the applicable year.

	2020	2021	2022	2023	2024
Description	($)	($)	($)	($)	($)
Average Reported Summary Compensation Total for Other NEOs	619,994	521,349	527,606	507,232	435,626
Average Change in Pension Value Deduction for Other NEOs(a)	—	—	—	—	—
Average Pension Service Cost Addition for Other NEOs(a)	—	—	—	—	—
Average Prior Pension Service Cost Addition for Other NEOs(a)	—	—	—	—	—
Average Reported Stock Awards Deduction for Other NEOs(b)	(274,938)	(314,940)	(318,920)	(329,400)	(158,685)
Average Equity Award Adjustments for Other NEOs(c)	140,548	454,755	221,217	397,185	(2,538)
Average Compensation Actually Paid to Other NEOs	485,604	661,164	429,903	575,017	274,403
____________________________________

(a)    The Company has no pension plans.
(b)     Average total grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Other NEOs did not receive option awards in the years shown.
(c)     For each covered year, the amounts added or deducted in calculated equity award adjustments include:

	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Covered Year for Other NEOs	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards for Other NEOs	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year for Other NEOs	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year for Other NEOs	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year for Other NEOs	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation for Other NEOs	Total Equity Award Adjustments for Other NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2024	146,268	(203,134)	—	(517)	—	54,845	(2,538)
2023	315,980	3,511	—	3,397	—	74,297	397,185
2022	306,128	(148,299)	—	8,122	—	55,266	221,217
2021	316,245	68,172	—	25,568	—	44,770	454,755
2020	258,239	(61,905)	—	(90,040)	—	34,254	140,548

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Vs Peer Group

	Total Shareholder Return	Old Peer Group Total Shareholder Return (Bloomberg Mortgage REIT Index)	New Peer Group Total Shareholder Return (FTSE NAREIT All Mortgage Capped Index)
Year	($)	($)	($)
2024	70.69	N/A	45.31
2023	107.35	79.21	51.23
2022	92.97	69.20	50.39
2021	116.63	91.50	77.73
2020	86.85	77.80	72.33

Total Shareholder Return Amount	$ 70.69	107.35	92.97	116.63	86.85
Peer Group Total Shareholder Return Amount	45.31	51.23	50.39	77.73	72.33
Net Income (Loss)	$ (34,993)	(38,867)	29,785	60,460	21,840
Additional 402(v) Disclosure	The total shareholder return as calculated based on a fixed investment of one hundred ($100) dollars measured from the market close on December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table.
Prior Period Peer Group Total Shareholder Return Amount		79.21	69.20	91.50	77.80
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(123,868)	795,446	425,295	996,739	880,553
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	265,050	611,240	658,560	763,350	830,723
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(532,672)	7,677	(367,268)	150,347	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,280)	10,927	4,883	0	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,034	165,602	129,120	83,042	49,830
PEO | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,550)	(637,200)	(686,080)	(760,200)	(629,625)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,538)	397,185	221,217	454,755	140,548
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,268	315,980	306,128	316,245	258,239
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(203,134)	3,511	(148,299)	68,172	(61,905)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(517)	3,397	8,122	25,568	(90,040)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,845	74,297	55,266	44,770	34,254
Non-PEO NEO | Reported Stock Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (158,685)	$ (329,400)	$ (318,920)	$ (314,940)	$ (274,938)